Share-based compensation - VRS 2019 narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
2019 VRSUP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 1,300,000	$ 6,400,000
Equity Settled Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, RSUs	19.01
Cash Settled Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, RSUs	$ 5.70